Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	318,506	263,123
Granted	316,949	373,419
Expired	193,094	181,685
Forfeited	0	0
Exercised	125,412	136,351
Ending	316,949	318,506
Number of shares exercisable	0	0
9th Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning		263,123
Granted		54,913
Expired		181,685
Forfeited		0
Exercised		136,351
Number of shares exercisable		0
10th Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	318,506
Granted		318,506
Expired	193,094
Forfeited	0	0
Exercised	125,412
Ending		318,506
Number of shares exercisable	0	0
11th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted	316,949
Forfeited	0
Ending	316,949
Number of shares exercisable	0